FAIR VALUE MEASUREMENTS (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, debt instrument, unamortized amount	$ 17		$ 16
Fair value of financial instruments, capital Lease obligations	195		189
Fair value of financial instruments, commercial paper	200		300
San Diego Gas and Electric Company and Subsidiary [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, debt instrument, unamortized amount	11		12
Fair value of financial instruments, capital Lease obligations	179		185
Southern California Gas Company [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, debt instrument, unamortized amount	4		4
Fair value of financial instruments, capital Lease obligations	2		4
Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Investments in affordable housing partnerships			12	[1]
Fair value of financial instruments, Total long-term debt	12,022	[2]	11,873	[2]
Fair value of financial instruments, Preferred stock of subsidiaries	20		99
Carrying Amount | San Diego Gas and Electric Company and Subsidiary [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Total long-term debt	4,386	[3]	4,135	[3]
Fair value of financial instruments, Contingently redeemable preferred stock			79	[4]
Carrying Amount | Southern California Gas Company [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Total long-term debt	1,413	[5]	1,413	[5]
Fair value of financial instruments, Preferred stock	22		22
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Investments in affordable housing partnerships			36	[1]
Fair value of financial instruments, Total long-term debt	12,676	[2]	13,243	[2]
Fair value of financial instruments, Preferred stock of subsidiaries	20		107
Fair Value | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Investments in affordable housing partnerships			0	[1]
Fair value of financial instruments, Total long-term debt	0	[2]	0	[2]
Fair value of financial instruments, Preferred stock of subsidiaries	0		0
Fair Value | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Investments in affordable housing partnerships			0	[1]
Fair value of financial instruments, Total long-term debt	11,925	[2]	12,287	[2]
Fair value of financial instruments, Preferred stock of subsidiaries	20		107
Fair Value | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Investments in affordable housing partnerships			36	[1]
Fair value of financial instruments, Total long-term debt	751	[2]	956	[2]
Fair value of financial instruments, Preferred stock of subsidiaries	0		0
Fair Value | San Diego Gas and Electric Company and Subsidiary [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Total long-term debt	4,561	[3]	4,588	[3]
Fair value of financial instruments, Contingently redeemable preferred stock			85	[4]
Fair Value | San Diego Gas and Electric Company and Subsidiary [Member] | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Total long-term debt	0	[3]	0	[3]
Fair value of financial instruments, Contingently redeemable preferred stock			0	[4]
Fair Value | San Diego Gas and Electric Company and Subsidiary [Member] | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Total long-term debt	4,226	[3]	4,243	[3]
Fair value of financial instruments, Contingently redeemable preferred stock			85	[4]
Fair Value | San Diego Gas and Electric Company and Subsidiary [Member] | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Total long-term debt	335	[3]	345	[3]
Fair value of financial instruments, Contingently redeemable preferred stock			0	[4]
Fair Value | Southern California Gas Company [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Total long-term debt	1,469	[5]	1,599	[5]
Fair value of financial instruments, Preferred stock	22		24
Fair Value | Southern California Gas Company [Member] | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Total long-term debt	0	[5]	0	[5]
Fair value of financial instruments, Preferred stock	0		0
Fair Value | Southern California Gas Company [Member] | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Total long-term debt	1,469	[5]	1,599	[5]
Fair value of financial instruments, Preferred stock	22		24
Fair Value | Southern California Gas Company [Member] | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of financial instruments, Total long-term debt	0	[5]	0	[5]
Fair value of financial instruments, Preferred stock	$ 0		$ 0

[1]	Investments in affordable housing partnerships at Parent and Other. At December 31, 2013, the carrying amount and fair value of these investments were negligible.
[2]	Before reductions for unamortized discount (net of premium) of $17 million and $16 million at December 31, 2013 and 2012, respectively, and excluding build-to-suit and capital leases of $195 million and capital leases of $189 million at December 31, 2013 and 2012, respectively, and commercial paper classified as long-term debt of $200 million and $300 million at December 31, 2013 and 2012, respectively. We discuss our long-term debt in Note 5.
[3]	Before reductions for unamortized discount of $11 million and $12 million at December 31, 2013 and 2012, respectively, and excluding capital leases of $179 million and $185 million at December 31, 2013, respectively.
[4]	On October 15, 2013, SDG&E redeemed all outstanding shares of its contingently redeemable preferred stock for $82 million. We discuss the redemption in Note 11.
[5]	Before reductions for unamortized discount of $4 million at both December 31, 2013 and 2012 and excluding capital leases of $2 million and $4 million at December 31, 2013 and 2012, respectively.